Filed Pursuant to Rule 497(e)

File Nos. 33-82610

811-03249

Maxim Series Account of

Great-West Life & Annuity Insurance Company

Supplement dated May 20, 2009 to

Prospectus and Statement of Additional Information

Dated May 1, 2009

Effective immediately, all references to the number of Investment Divisions of Maxim Series Account on pages 1, 10 and 12 in the Prospectus are hereby changed from 19 to 18 Investment Divisions.

This Supplement should be retained for future reference.